Shareholders' Equity (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shareholders' Equity [Abstract]
General and administrative	$ 100	$ 23	$ 23
Total stock-based compensation expense	$ 100	$ 23	$ 23